UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:     811-8255

Exact name of registrant
    as specified in charter:            The World Funds, Inc.

Address of principal
    executive offices:                  8730 Stony Point Parkway
                                        Suite 205
                                        Richmond, VA 23235

Name and address
    of agent for service:               Thomas S. Harman, Esq.
                                        Morgan, Lewis, Bockius
                                        1111 Pennsylvania Avenue, Northwest
                                        Washington, D.C. 20004


Registrant's telephone number,
         including area code:           (800) 527-9525

Date of fiscal year end:                August 31

Date of reporting period:               August 31


Item #1.  Reports to Stockholders.

INDEX

CSI Equity Fund; and
Third Millennium Russia Fund

                         ANNUAL REPORT TO SHAREHOLDERS
                                CSI EQUITY FUND










                              [ CSI Logo Graphic ]


















                       FOR THE YEAR ENDED AUGUST 31, 2008

Dear Fellow Shareholder:

At August 31, 2008, the Investor Class Shares of the CSI Equity Fund for the year declined 7.57%, inclusive of all fund expenses. That favorably compares with the S&P 500 Index decline of 12.97%. While negative, the Fund's full-year return outpaced most other similar domestic indices as well. Over the past five years, the Fund provided an annual return of 8.16% (net of all fees and expenses), again beating the S&P 500 Index average annual return of 4.94% over that same five year period. And over the last 10 years, the Fund has an average annual return of 7.49% (net of all fees and expenses), which compares very favorably to the S&P 500 Index average annual return of 2.97% over the same 10 year time period. CSI has achieved these results with its low turnover approach to investing the Fund.

The CSI Equity Fund performance this year was due in part to the outstanding operating results of a handful of its domestic equity holdings. Companies such as Johnson & Johnson, Costco and Abbott Labs turned in strong earnings results, which contributed to the portfolio's performance. However, the most impressive contribution to performance came from the Wm. Wrigley Jr. Company. Wrigley was acquired by candy giant Mars, Inc. with financial help from legendary investor Warren Buffett. CSI first purchased Wrigley in July of 2002 and over the ensuing years the shares returned better than 80%. While we were disappointed to see Mars and Buffett take the company private, it turns out that any sale in the current market environment has been a welcomed source of liquidity.

CSI has long followed an investment discipline to purchase shares at reasonable prices - companies that have increasing earnings, good balance sheets, and stable growth prospects. During 2008, CSI initiated positions in companies like Charles Schwab and Stryker (medical devices) as well as Roche Holdings, a Swiss pharmaceutical company. As has been the case in several prior years, a small number of the portfolio companies disappointed us with a tough year of operating results. When this happens, CSI tries to work quickly to address the position. This year, one such position was Wachovia, which was removed from the portfolio at approximately $51 per share, well ahead of its ultimate decline to approximately $6 per share. Wachovia's operating results continue to suffer as loan losses and bad debt hurt the bottom line.

The last shareholders' letter spoke of a possible weakening housing market and the negative impact that oil prices would have on the United State's economic growth. U.S. economic growth has continued to slow this year. Jobless claims continue to rise and corporate profits are declining. GDP is now expected to contract for the next several quarters. Equity markets around the world are in turmoil. In the near term, it is impossible to predict when the markets will stabilize and the daily headlines will improve. The result has been a flight to safety into U.S. Treasury bonds and the U.S. dollar, and blue-chip U.S. and global multinational equities. Though we have concerns about these issues, we continue to believe in the fundamental strength of the U.S. economy. From current levels, the Fund's diversified holdings have excellent prospects for continued gains in the years ahead. The portfolio is well positioned to benefit when economic growth rebounds, and we are confident that its high-quality nature provides a downside defense in these tumultuous times.

                               Leland Faust

                               Portfolio Manager

              COMPARISON OF $10,000 INVESTMENT IN CSI EQUITY FUND
                    INVESTOR CLASS SHARES VS. S&P 500 INDEX


                     [ Investor Comparison Chart Graphic ]


                        10/15/97        8/31/98         8/31/99         8/31/00         8/31/01         8/31/02
                        --------        -------         -------         -------         -------         -------
CSI Equity Fund         10,000          9,300           12,600          17,300          14,000          12,400
S&P 500 Index           10,000          9,900           13,700          15,700          11,700          9,500

     Past Performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

                        08/31/03        8/31/04         8/31/05         8/31/06         8/31/07         8/31/08
                        --------        -------         -------         -------         -------         -------
CSI Equity Fund         13,000          15,500          16,900          18,800          22,000          20,338
S&P 500 Index           10,400          11,400          12,600          13,500          15,300          13,284

     Past Performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.


                                                                                        INVESTOR CLASS SHARES
                                                                   ----------------------------------------------------------------


                                                                                                 AVERAGE ANNUAL RETURN
                                                                                    -----------------------------------------------
                                                                                                                         SINCE
                                                                    TOTAL RETURN                                       INCEPTION
                                                                      ONE YEAR        FIVE YEARS       TEN YEARS      10/15/97 TO
                                                                   ENDED 8/31/08*   ENDED 8/31/08*  ENDED 8/31/08*      8/31/08*
                                                                    --------------  --------------   --------------  --------------
CSI Equity Fund                                                        (7.57%)          8.16%            7.49%           6.74%
S&P 500                                                               (12.97%)          4.94%            2.97%           2.64%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.


     STANDARD AND POOR'S 500 INDEX IS A CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS. THE INDEX IS DESIGNED TO MEASURE PERFORMANCE OF THE BROAD DOMESTIC ECONOMY THROUGH CHANGES IN THE AGGREGATE MARKET VALUE OF 500 STOCKS REPRESENTING ALL MAJOR INDUSTRIES. (THE COMPARATIVE INDEX IS NOT ADJUSTED TO REFLECT EXPENSES THAT THE SEC REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE.)

                                        1
                                CSI Equity Fund

                      COMPARISON OF $10,000 INVESTMENT IN
                CSI EQUITY FUND CLASS A SHARES VS. S&P 500 INDEX


                      [ Class A Comparison Chart Graphic ]

                        03/01/06        8/31/06         8/31/07         8/31/08
                        --------        -------         -------         -------
CSI Equity Fund         10,000          10,300          12,100          11,131
S&P 500 Index           10,000          10,100          11,400          9,935

     Past Performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.




                                                                                                            A CLASS SHARES
                                                                                                    -------------------------------


                                                                                                                     AVERAGE ANNUAL
                                                                                                                      RETURN SINCE
                                                                                                     TOTAL RETURN      INCEPTION
                                                                                                       ONE YEAR        3/1/06 TO
                                                                                                    ENDED 8/31/08*      8/31/08*
                                                                                                     --------------  --------------
CSI Equity Fund                                                                                         (7.73%)          4.37%
S&P 500                                                                                                (12.97%)         (0.26%)

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.


     STANDARD AND POOR'S 500 INDEX IS A CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS. THE INDEX IS DESIGNED TO MEASURE PERFORMANCE OF THE BROAD DOMESTIC ECONOMY THROUGH CHANGES IN THE AGGREGATE MARKET VALUE OF 500 STOCKS REPRESENTING ALL MAJOR INDUSTRIES. (THE COMPARATIVE INDEX IS NOT ADJUSTED TO REFLECT EXPENSES THAT THE SEC REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE.)

                                        2
                                CSI Equity Fund

CSI EQUITY FUND

FUND EXPENSES EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2008 and held for the six months ended August 31, 2008.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.











                                        3
                                CSI Equity Fund



                                                                                                             EXPENSES PAID DURING
                                                                                                                    PERIOD*
                                                    BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE       MARCH 1, 2008 THROUGH
CLASS A                                                  MARCH 1, 2008               AUGUST 31, 2008            AUGUST 31, 2008


Actual                                                      $ 1,000                     $ 978.31                    $ 7.61
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,017.35                   $ 7.76



                                                                                                             EXPENSES PAID DURING
                                                                                                                    PERIOD*
                                                    BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE       MARCH 1, 2008 THROUGH
INVESTOR CLASS                                           MARCH 1, 2008               AUGUST 31, 2008            AUGUST 31, 2008


Actual                                                      $ 1,000                     $ 978.92                    $ 5.87
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,019.10                   $ 5.99


* - Expenses are equal to the Fund's annualized expense ratio of 1.53% for Class A and 1.18% for Investor Class, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.

                                CSI EQUITY FUND
           PORTFOLIO HOLDINGS, BY SECTOR, AS PERCENTAGE OF NET ASSETS
                             AS OF AUGUST 31, 2008



                         [ Portfolio Holdings Graphic ]

Advertising                     1.93%
Banking                         11.94%
Beverages                       2.13%
Computers and Peripherals       1.78%
Computer Software/Services      5.80%
Drug and Medical                10.65%
Electronics/Equipment           7.67%
Financials                      5.36%
Food                            3.66%
Household                       4.28%
Manufacturing                   5.93%
Materials                       1.99%
Multi-Media                     2.09%
Oil                             11.77%
Retail                          6.03%
Telecommunications              6.50%
Transportation                  4.94%
Utilities                       3.97%



                                        4
                                CSI Equity Fund

                                CSI EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2008


   NUMBER
     OF                                                                                                % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                NET ASSETS           VALUE
------------    -------------------------------------------------------------------------------    -------------    ---------------


                COMMON STOCKS:                                                                            98.42%

                ADVERTISING:                                                                               1.93%
   38,000       Omnicom Group, Inc.                                                                                     $ 1,610,820

                BANKING:                                                                                  11.94%
   89,600       Banco De Santander ADR                                                                                    1,521,408
   60,500       Bank of America Corp.                                                                                     1,883,970
   42,000       Danske Bank AS                                                                                            1,215,900
   33,000       DBS Group Holdings ADR                                                                                    1,687,508
   20,200       HSBC Holdings ADR                                                                                         1,589,942
   69,000       Wells Fargo & Co.                                                                                         2,088,630
                                                                                                                          9,987,358

                BEVERAGES:                                                                                 2.13%
   26,000       Pepsico, Inc.                                                                                             1,780,480

                COMPUTER AND PERIPHERALS:                                                                  1.78%
   62,000       Cisco Systems, Inc.*                                                                                      1,491,100

                COMPUTER SOFTWARE/SERVICES:                                                                5.80%
   33,000       Infosys Technologies Limited-SP ADR                                                                       1,362,240
   56,000       Microsoft Corp.                                                                                           1,528,240
   35,000       SAP ADR                                                                                                   1,962,800
                                                                                                                          4,853,280

                DRUG AND MEDICAL:                                                                         10.65%
   31,300       Abbott Laboratories                                                                                       1,797,559
   27,500       Johnson & Johnson                                                                                         1,936,825
   32,000       Novartis AG                                                                                               1,780,480
   20,200       Roche Holdings LTD ADR                                                                                    1,710,385
   25,000       Stryker Corp.                                                                                             1,679,750
                                                                                                                          8,904,999

                ELECTRONICS/EQUIPMENT:                                                                     7.67%
   33,800       Canon Inc., ADR                                                                                           1,512,212
   35,000       Emerson Electric Co.                                                                                      1,638,000


                                        5
                                CSI Equity Fund


   NUMBER
     OF                                                                                                % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                NET ASSETS           VALUE
------------    -------------------------------------------------------------------------------    -------------    ---------------


                ELECTRONICS/EQUIPMENT (continued):
   55,000       General Electric Corp.                                                                                  $ 1,545,500
   75,000       Intel Corp.                                                                                               1,715,250
                                                                                                                          6,410,962

                FINANCIAL:                                                                                 5.36%
   54,000       American International Group, Inc.                                                                        1,160,460
   78,000       Charles Schwab                                                                                            1,871,220
   21,500       State Street Corp.                                                                                        1,454,905
                                                                                                                          4,486,585

                FOOD:                                                                                      3.66%
   20,500       Diageo PLC ADR                                                                                            1,525,200
   34,750       Nestle S.A. ADR                                                                                           1,537,625
      .                                                                                                                   3,062,825

                HOUSEHOLD:                                                                                 4.28%
    6,100       Kao Corporation ADR                                                                                       1,742,456
   26,300       Proctor & Gamble Co.                                                                                      1,834,951
                                                                                                                          3,577,407

                MANUFACTURING:                                                                             5.93%
   37,700       Dupont EI                                                                                                 1,675,388
   22,000       3M Co.                                                                                                    1,575,200
   26,000       United Technologies Corp.                                                                                 1,705,340
                                                                                                                          4,955,928

                MATERIALS:                                                                                 1.99%
   23,600       BHP Billiton LTD ADR                                                                                      1,664,036

                MULTI-MEDIA:                                                                               2.09%
   54,000       Walt Disney Co.                                                                                           1,746,900

                OIL:                                                                                      11.77%
   26,200       BASF AG - ADR                                                                                             1,519,393
   19,300       Chevron Corp.                                                                                             1,665,976
   20,000       ConocoPhillips                                                                                            1,650,200
   23,500       Royal Dutch Shell PLC                                                                                     1,633,720
   18,000       Schlumberger Ltd.                                                                                         1,695,960
   23,400       Total Fina ADR                                                                                            1,681,992
      .                                                                                                                   9,847,241


                                        6
                                CSI Equity Fund


   NUMBER
     OF                                                                                                % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                NET ASSETS           VALUE
------------    -------------------------------------------------------------------------------    -------------    ---------------



                RETAIL:                                                                                    6.03%
   25,700       Costco Wholesale Corp.                                                                                  $ 1,723,442
   28,000       Nike, Inc. Class B                                                                                        1,697,080
   67,000       Staples, Inc.                                                                                             1,621,400
                                                                                                                          5,041,922

                TELECOMMUNICATIONS:                                                                        6.50%
   45,000       AT&T, Inc.                                                                                                1,439,550
   21,000       China Telecom Ltd. ADR                                                                                    1,191,120
   56,800       Corning, Inc.                                                                                             1,166,672
   35,000       Hutchison Whampoa ADR                                                                                     1,635,704
                                                                                                                          5,433,046

                TRANSPORTATION:                                                                            4.94%
   15,500       Fedex Corporation                                                                                         1,283,710
   51,600       Johnson Controls, Inc.                                                                                    1,595,472
   14,000       Toyota Motor ADR                                                                                          1,254,260
                                                                                                                          4,133,442

                UTILITIES:                                                                                 3.97%
   28,000       EON AG ADR                                                                                                1,639,856
   28,000       FPL Group Inc.                                                                                            1,681,680
                                                                                                                          3,321,536

                TOTAL INVESTMENTS:
                (Cost: $62,889,201)                                                                       98.42%         82,309,867
                Other assets, net of liabilities                                                           1.58%          1,317,954

                NET ASSETS                                                                               100.00%       $ 83,627,821

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)

ADR- Security represented is held by the custodian bank in the form of American Depositary Receipts.


See Notes to Financial Statements
                                        7
                                CSI Equity Fund



CSI EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES


AUGUST 31, 2008


ASSETS
  Investments at value (identified cost of $62,889,201) (Note 1)                                                       $ 82,309,867
  Cash                                                                                                                    1,111,592
  Dividends receivable                                                                                                      192,221
  Interest receivable                                                                                                           723
  Receivable for capital stock sold                                                                                             184
  Due from administrator (Note 2)                                                                                             8,298
                                                                                                                             33,420
  Prepaid expenses                                                                                                   --------------
                                                                                                                         83,656,305
    TOTAL ASSETS                                                                                                     --------------

LIABILITIES
  Accrued investment management fees                                                                                         21,061
  Accrued 12b-1 fees, Class A                                                                                                 2,295
  Accrued accounting and transfer agent fees                                                                                  1,735
                                                                                                                              3,393
  Other accrued expenses                                                                                             --------------
                                                                                                                             28,484
    TOTAL LIABILITIES                                                                                                --------------

                                                                                                                       $ 83,627,821
NET ASSETS                                                                                                           ==============
  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 5,002,744 $0.01 par value shares of beneficial interest outstanding                    $ 60,452,613
  Accumulated net investment income (loss)                                                                                  922,326
  Accumulated net realized gain (loss) on investments                                                                     2,832,216
                                                                                                                         19,420,666
  Net unrealized appreciation (depreciation) of investments                                                          --------------
                                                                                                                       $ 83,627,821
  NET ASSETS                                                                                                         ==============

NET ASSET VALUE PER SHARE
  INVESTOR CLASS
                                                                                                                            $ 16.72
  ($80,445,360 / 4,812,017 shares outstanding; 15,000,000 authorized)                                                ==============

  CLASS A
                                                                                                                            $ 16.69
  ($3,182,461 / 190,727 shares outstanding; 15,000,000 authorized)                                                   ==============


See Notes to Financial Statements
                                        8
                                CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF OPERATIONS



YEAR ENDED AUGUST 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividend (Net of foreign tax withheld of $28,735)                                                                     $ 2,036,417
                                                                                                                             43,335
  Interest                                                                                                           --------------
                                                                                                                          2,079,752
    Total investment income                                                                                          --------------

EXPENSES
  Investment advisory fees (Note 2)                                                                                         641,774
  12b-1 fees - Class A (Note 2)                                                                                              12,616
  Recordkeeping and administrative services (Note 2)                                                                         88,035
  Custody fees                                                                                                               15,090
  Accounting fees (Note 2)                                                                                                   46,806
  Professional fees                                                                                                          57,317
  Transfer agent fees (Note 2)                                                                                               59,402
  Filing and registration fees                                                                                               38,346
  Shareholder servicing and reports (Note 2)                                                                                 77,428
  Compliance fees                                                                                                             7,755
  Directors fees                                                                                                             10,892
  Insurance                                                                                                                  14,783
                                                                                                                             38,479
  Other                                                                                                              --------------
    Total expenses                                                                                                        1,108,723
                                                                                                                              4,884
  Waived fees recovered (Note 2)                                                                                     --------------
                                                                                                                          1,113,607
  Expenses, net                                                                                                      --------------
                                                                                                                            966,145
    Net investment income (loss)                                                                                     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments                                                                               5,107,448
                                                                                                                       (12,839,131)
    Net increase (decrease) in unrealized appreciation/depreciation of investments                                   --------------
                                                                                                                        (7,731,683)
    Net realized and unrealized gain (loss)                                                                          --------------
                                                                                                                      $ (6,765,538)
    Increase (decrease) in net assets from operations                                                                ==============


See Notes to Financial Statements
                                        9
                                CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                                     YEAR ENDED       YEAR ENDED
                                                                                                   AUGUST 31, 2008 AUGUST 31, 2007
                                                                                                     --------------  --------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment gain (loss)                                                                              $ 966,145       $ 540,689
  Net realized gain (loss) on investments                                                                 5,107,448       3,972,847
                                                                                                       (12,839,131)      11,640,862
  Change in unrealized appreciation/depreciation on investments                                      --------------  --------------
                                                                                                        (6,765,538)      16,154,398
  Increase (decrease) in net assets from operations                                                  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Investor Class                                                                                        (514,443)              --
    Institutional Class                                                                                   (625,238)              --
    Class A                                                                                                (23,119)              --
  Net realized gain
    Investor Class                                                                                      (2,165,620)     (1,518,813)
    Institutional Class                                                                                 (2,803,847)     (1,756,158)
                                                                                                          (195,829)       (132,594)
    Class A                                                                                          --------------  --------------
                                                                                                        (6,328,096)     (3,407,565)
  Decrease in net assets from distributions                                                          --------------  --------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Shares sold
    Investor Class                                                                                          134,350          44,088
    Institutional Class                                                                                   2,829,758       3,642,141
    Class A                                                                                                 107,272         154,526
  Distributions reinvested
    Investor Class                                                                                        2,670,873       1,514,637
    Institutional Class                                                                                   3,427,571       1,756,158
    Class A                                                                                                 209,069         126,680
  Shares exchanged
    Investor Class                                                                                       45,096,552              --
    Institutional Class                                                                                (45,096,552)              --
  Shares redeemed
    Investor Class                                                                                      (7,308,903)     (4,684,856)
    Institutional Class                                                                                 (8,718,151)     (5,599,332)
                                                                                                          (364,481)       (704,767)
    Class A                                                                                          --------------  --------------
                                                                                                        (7,012,642)     (3,750,725)
  Increase (decrease) in net assets from capital share transactions                                  --------------  --------------

NET ASSETS
  Increase (decrease) during year                                                                      (20,106,276)       8,996,108
                                                                                                        103,734,097      94,737,989
  Beginning of year                                                                                  --------------  --------------
END OF YEAR (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $922,326 AND $1,163,030                  $ 83,627,821   $ 103,734,097
  RESPECTIVELY)                                                                                      ==============  ==============


See Notes to Financial Statements
                                       10
                                CSI Equity Fund


CSI EQUITY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               INVESTOR CLASS
                                          -----------------------------------------------------------------------------------------
                                                                                 YEARS ENDED
                                                                                 AUGUST 31,
                                          -----------------------------------------------------------------------------------------
                                              2008(A)(E)             2007                   2006                       2005
                                          ------------------    ---------------   ------------------------    ---------------------

NET ASSET VALUE, BEGINNING OF YEAR            $ 19.33               $ 17.02            $ 15.52                     $ 14.20
                                          -----------           -----------        -----------                 -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                   0.19                  0.12               0.15                        0.09
  Net realized and unrealized gain             (1.54)                  2.81               1.50                        1.26
    (loss) on investments                 -----------           -----------        -----------                 -----------
  TOTAL FROM INVESTMENT ACTIVITIES             (1.35)                  2.93               1.65                        1.35
                                          -----------           -----------        -----------                 -----------
DISTRIBUTIONS
  Net investment income                        (0.23)                    --             (0.15)                      (0.03)
  Net realized gain                            (1.03)                (0.62)                 --                          --
                                          -----------           -----------        -----------                 -----------
  TOTAL DISTRIBUTIONS                          (1.26)                (0.62)             (0.15)                      (0.03)
                                          -----------           -----------        -----------                 -----------
NET ASSET VALUE, END OF YEAR                  $ 16.72               $ 19.33            $ 17.02                     $ 15.52
                                          ===========           ===========        ===========                 ===========

TOTAL RETURN                                  (7.57%)                17.40%             10.67%                       9.50%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets
  Expenses - net                                1.18%(D)              1.46%              1.52%(A)(B)(C)              1.49%(A)(C)
  Net investment income                         1.05%                 0.55%              0.61%                       0.74%
Portfolio turnover rate                        14.12%                13.54%              9.90%                      17.51%
Net assets, end of year (000's)              $ 80,445              $ 45,073           $ 42,528                    $ 66,112
(a) Per share amounts calculated using the average share method.
(A) Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.05% for the year ended August 31, 2006; and 0.04% for the year ended August 31, 2005.
(B) Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement.
Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the year ended August
31, 2006.
(C) Expense ratio reflects the effect of the custodian fee credits, fee waivers and reimbursements.
(D) Recovery of waivers increased the expense ratio and reduced net investment income ratio by 0.01% for the year ended August 31,
2008.
(E) The Board of Directors of The World Funds, Inc. approved the re-designation of Institutional Shares of the Fund as Investor
Shares effective August 21, 2008.

CSI EQUITY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    INVESTOR CLASS
                                                                                                                    ---------------
                                                                                                                      YEARS ENDED
                                                                                                                      AUGUST 31,
                                                                                                                    ---------------
                                                                                                                         2004
                                                                                                                    ---------------

NET ASSET VALUE, BEGINNING OF YEAR                                                                                      $ 12.66
                                                                                                                    -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                                             0.04
  Net realized and unrealized gain (loss) on investments                                                                   1.55
                                                                                                                    -----------
  TOTAL FROM INVESTMENT ACTIVITIES                                                                                         1.59
                                                                                                                    -----------
DISTRIBUTIONS
  Net investment income                                                                                                  (0.05)
  Net realized gain                                                                                                          --
                                                                                                                    -----------
  TOTAL DISTRIBUTIONS                                                                                                    (0.05)
                                                                                                                    -----------
NET ASSET VALUE, END OF YEAR                                                                                            $ 14.20
                                                                                                                    ===========

TOTAL RETURN                                                                                                             12.55%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets
  Expenses - net                                                                                                          1.49%
  Net investment income                                                                                                   0.23%
Portfolio turnover rate                                                                                                  25.11%
Net assets, end of year (000's)                                                                                        $ 68,205
(a) Per share amounts calculated using the average share method.
(A) Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.05% for the year ended August 31, 2006; and 0.04% for the year ended August 31, 2005.
(B) Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement.
Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the year ended August
31, 2006.
(C) Expense ratio reflects the effect of the custodian fee credits, fee waivers and reimbursements.
(D) Recovery of waivers increased the expense ratio and reduced net investment income ratio by 0.01% for the year ended August 31,
2008.
(E) The Board of Directors of The World Funds, Inc. approved the re-designation of Institutional Shares of the Fund as Investor
Shares effective August 21, 2008.


See Notes to Financial Statements
                                       11
                                CSI Equity Fund


CSI EQUITY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 CLASS A
                                                                       ------------------------------------------------------------
                                                                          YEAR ENDED         YEAR ENDED         PERIOD
                                                                       AUGUST 31, 2008       AUGUST 31,         MARCH 1, 2006 TO
                                                                             (D)                2007            AUGUST 31, 2006*
                                                                      -----------------    --------------       -----------------

NET ASSET VALUE, BEGINNING OF PERIOD                                      $ 19.22              $ 16.99           $ 16.47
                                                                       ----------           ----------        ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                               0.12                 0.04              0.07
  Net realized and unrealized gain (loss) on investments                   (1.50)                 2.81              0.45
                                                                       ----------           ----------        ----------
  TOTAL FROM INVESTMENT ACTIVITIES                                         (1.38)                 2.85              0.52
                                                                       ----------           ----------        ----------
DISTRIBUTIONS
  Net investment income                                                    (0.12)                   --                --
  Net realized gain                                                        (1.03)               (0.62)                --
                                                                       ----------           ----------        ----------
  TOTAL DISTRIBUTIONS                                                      (1.15)               (0.62)                --
                                                                       ----------           ----------        ----------
NET ASSET VALUE, END OF PERIOD                                            $ 16.69              $ 19.22           $ 16.99
                                                                       ==========           ==========        ==========

TOTAL RETURN                                                              (7.73%)               16.95%             3.16%**
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets
  Expenses - net                                                            1.53%(C)             1.81%             1.87%(A)(B)**
  Net investment income                                                     0.69%                0.20%             0.77%**
Portfolio turnover rate                                                    14.12%               13.54%             9.90%
Net assets, end of period (000's)                                         $ 3,183              $ 3,724           $ 3,670
* A Class Shares acquired in merger on March 1, 2006.
** Annualized
(A) Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income by
0.05% for the period ended August 31, 2006.
(B) Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement.
Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the period ended
August 31, 2006.
(C) Recovery of waivers increased the expense ratio and reduced net investment income ratio by 0.01% for the year ended August 31,
2008.
(D) Per share amounts calculated using the average share method.


                                       12
                                CSI Equity Fund

CSI EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
AUGUST 31, 2008

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The CSI Equity Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 (Investor Class: 15,000,000; Institutional Class: 10,000,000; A
Class: 15,000,000; C Class: 10,000,000) of its 1,500,000,000 shares of $.01 par value common stock. The Fund currently offers the Investor Class of shares to new investors. Effective January 17, 2008 Class A shares were closed to new investors. Effective August 21, 2008, Insititutional Class shares of the Fund were redesignated as Investor Class shares.

     The objective of the Fund is to seek to achieve growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stocks, such as warrants, convertible bonds, debentures or convertible preferred stock. In seeking to meet its objective, the Fund will invest on a global basis.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

VALUATION

     The Fund's securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value.

                                       13
                                CSI Equity Fund

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157".) In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1- quoted prices in active markets for identical securities
Level 2- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

     The following is a summary of the inputs used to value the Fund's investments as of August 31, 2008:

                                                                                                                          VALUATION
                                                                                                                             INPUTS
                                                                                                                     --------------
INVESTMENT IN SECURITIES
 ------------------------------------------------------------------------------------------------------------------

Level 1- Quoted Prices                                                                                                 $ 82,309,867
Level 2- Other Significant Observable Inputs                                                                                     --
                                                                                                                                 --
Level 3- Significant Unobservable Inputs                                                                             --------------
                                                                                                                       $ 82,309,867
Total                                                                                                                ==============


     In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operation and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

                                       14
                                CSI Equity Fund

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns. These positions must meet a "more-likely-than-not" standard that, based on the technical merits, has a more than 50% likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax expense in the current year.
     FIN 48 requires the Fund to analyze all open tax years as defined by the relevant Statute of Limitations for all major jurisdictions. Open tax years are those that are open for exam by authorities. The major tax authority for the Fund is the Internal Revenue Service. At August 31, 2008, three previous tax years are open: August 31, 2005 - August 31, 2008. The Fund has no examinations in progress. The Fund reviewed the year ended August 31, 2008 and concluded the adoption of FIN 48 resulted in no effect on the Fund's financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end August 31, 2008. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. FIN 48 was adopted by the Fund on September 1, 2007.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of August 31, 2008, the Fund decreased its net investment income and increased accumulated net realized gain on investments by $44,049.

                                       15
                                CSI Equity Fund

CLASS NET ASSET VALUES AND EXPENSES

     All income, expenses, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and transfer agency expenses are allocated to the particular class to which they are attributable. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.


NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 0.50% of average daily net assets of the Fund. Prior to January 1, 2008, the Advisor was entitled to a monthly fee equal to an annual rate of 1.00% of the Fund's average daily net assets. Beginning January 1, 2008, the Advisor has contractually agreed to reduce its advisory fee to 0.50%. This new contractual fee between the Advisor and the Fund does not provide for the recoupment by the Advisor of any fees the Advisor previously waived.

     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder services, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives 0.10% of average daily net assets of the Fund on the first $75 million and 0.07% per annum of the average daily net assets over $75 million. CSS earned and received $88,035 in administrative fees for the year ended August 31, 2008. Additionally, of the $38,346 of filing and registration fees expense incurred, CSS received $4,803 for hourly services provided to the Fund and of the $77,428 of shareholder services and reports expense incurred, CSS received $1,252 for hourly services provided to the Fund.
     CSS has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 1.49% for the Investor Class and 1.84% for Class A of average daily net assets through December 31, 2007 and to 0.99% for the Investor Class and 1.34% for Class A of daily average net assets from January 1, 2008 through August 31, 2009. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). The Administrator will be entitled to reimbursement of fees waived or remitted by the Administrator to the Fund. The total amount of reimbursement recoverable by the Administrator is the sum of all fees previously waived or remitted by the Administrator to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Administrator with respect to any waivers, reductions, and payments made with respect to the Fund. For the year ended August 31, 2008, the Administrator received reimbursement of $13,182, of which $8,298 was returned to the Fund in October, 2008 for a net recovery of $4,884. The total amount of recoverable reimbursement remaining as of August 31, 2008 was $56,660, which will expire August 31, 2009.

     The Fund has adopted a Distribution Plan (the "Plan") for Class A Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.35% of average daily net assets attributable to its Class A shares in consideration for
                                       16
                                CSI Equity Fund
distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares. As of August 31, 2008, there were $12,616 in Class A 12b-1 expenses incurred.
     First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the year ended August 31, 2008, FDCC received $1,318 in fees and commissions from the sale of Fund shares.

     Commonwealth Fund Services, Inc. ("CFSI") is the Fund's Transfer and Dividend Disbursing Agent. CFSI earned and received $59,402, for its services for the year ended August 31, 2008.

     Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA earned and received $46,806 for its services for the year ended August 31, 2008.
     Certain officers and/or an interested director of the Fund are also officers and/or directors of FDCC, CSI, CSS, CFA and CFSI.


NOTE 3 - INVESTMENTS

     The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended August 31, 2008, aggregated $13,066,203 and $26,073,249, respectively.


NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

     The tax character of distributions paid during the year ended August 31, 2008 and the year ended August 31, 2007 was as follows:

                                                                                                Year ended          Year ended
                                                                                             August 31, 2008     August 31, 2007
                                                                                             ------------------  ------------------

Distributions paid from:
Ordinary income                                                                                     $ 1,206,849                 $ -
                                                                                                      5,121,247           3,407,565
Accumulated net realized gain on investments                                                 ------------------  ------------------
                                                                                                    $ 6,328,096         $ 3,407,565
Total distributions                                                                          ==================  ==================


     As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income                                                                                       $ 922,326

Accumulated net realized gain (loss) on investments                                                                       2,832,216
                                                                                                                         19,420,666
Net unrealized appreciation on investments                                                                      -------------------
                                                                                                                       $ 23,175,208
                                                                                                                ===================



                                       17
                                CSI Equity Fund

     As of August 31, 2008, cost for Federal Income tax purpose is $62,889,201 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                                                                          $ 22,352,591

                                                                                                                        (2,931,925)
Gross unrealized depreciation                                                                                   -------------------
                                                                                                                       $ 19,420,666
Net unrealized appreciation (depreciation)                                                                      ===================



NOTE 5 - CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for each class of shares were:


                                           INVESTOR CLASS                INSTITUTIONAL CLASS                    CLASS A
                                             YEAR ENDED                       YEAR ENDED                      YEAR ENDED
                                          AUGUST 31, 2008                  AUGUST 31, 2008                  AUGUST 31, 2008
                                  -------------------------------  -------------------------------  -------------------------------
                                           SHARES           VALUE           SHARES           VALUE           SHARES           VALUE
                                   --------------  --------------   --------------  --------------   --------------  --------------
Shares sold                                 7,644       $ 134,350          154,541     $ 2,829,758            5,864       $ 107,272

Shares reinvested                         143,959       2,670,873          184,996       3,427,571           11,295         209,069
Shares exchanged                        2,710,129      45,096,552      (2,710,129)    (45,096,552)               --              --
                                        (381,924)     (7,308,903)        (476,054)                         (20,225)       (364,481)
Shares redeemed                    --------------  --------------   --------------   ( 8,718,151)*   --------------  --------------
                                        2,479,808    $ 40,592,872      (2,846,646)  $ (47,557,374)         ( 3,066)      $ (48,140)
Net increase (decrease)            ==============  ==============   ==============  ==============   ==============  ==============


     *Net of redemption fees of $1,267.


                                           INVESTOR CLASS                INSTITUTIONAL CLASS                    CLASS A
                                             YEAR ENDED                       YEAR ENDED                      YEAR ENDED
                                          AUGUST 31, 2007                  AUGUST 31, 2007                  AUGUST 31, 2007
                                  -------------------------------  -------------------------------  -------------------------------
                                           SHARES           VALUE           SHARES           VALUE           SHARES           VALUE
                                   --------------  --------------   --------------  --------------   --------------  --------------
Shares sold                                 2,377        $ 44,088          199,495     $ 3,642,141            8,588       $ 154,526

Shares reinvested                          82,903       1,514,637           96,228       1,756,158            6,956         126,680
                                        (251,589)     (4,684,856)        (304,777)     (5,599,332)         (37,781)       (704,767)
Shares redeemed                    --------------  --------------   --------------  --------------   --------------  --------------
                                        (166,309)   $ (3,126,131)          (9,054)     $ (201,033)         (22,237)     $ (423,561)
Net increase (decrease)            ==============  ==============   ==============  ==============   ==============  ==============


                                       18
                                CSI Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
WORLD FUNDS, INC.
RICHMOND, VIRGINIA

We have audited the accompanying statement of assets and liabilities of the CSI Equity Fund, a series of The World Funds, Inc., including the schedule of investments as of August 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the CSI Equity Fund as of August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
October 29, 2008
                                       19
                                CSI Equity Fund

SUPPLEMENTAL INFORMATION (UNAUDITED)
THE WORLD FUNDS, INC.
(THE "COMPANY")

Information pertaining to the directors and officers of the Fund is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling, toll-free, (800) 527-9525.

NAME, ADDRESS AND YEAR    POSITION(S) HELD     NUMBER OF FUNDS      PRINCIPAL OCCUPATION(S) DURING THE PAST      OTHER
BORN                      WITH COMPANY AND     IN COMPANY           FIVE (5) YEARS                               DIRECTORSHIPS BY
                          TENURE               OVERSEEN                                                          DIRECTORS AND
                                                                                                                 NUMBER OF FUNDS
                                                                                                                 IN THE COMPLEX
                                                                                                                 OVERSEEN

INTERESTED DIRECTORS:
* John Pasco, III (1)     Chairman,            9                    Treasurer and Director of Commonwealth       The World
8730 Stony Point          Director and                              Shareholder Services, Inc. ("CSS"), the      Insurance Trust -
Parkway                   Treasurer since                           Company's Administrator, since 1985;         1 Fund;
Suite 205                 May, 1997                                 President and Director of First Dominion
Richmond, VA 23235                                                  Capital Corp. ("FDCC"), the Company's
(1945)                                                              underwriter; President and Director of
                                                                    Commonwealth Fund Services, Inc., the
                                                                    Company's Transfer and Disbursing Agent
                                                                    since 1987; President and Treasurer of
                                                                    Commonwealth Capital Management, Inc.
                                                                    since 1983 ; President of Commonwealth
                                                                    Capital Management, LLC, the adviser to
                                                                    the Fund and the adviser to the Satuit
                                                                    Capital Small Cap Fund series of the
                                                                    Company, from December, 2000 to October,
                                                                    2007; President and Director of
                                                                    Commonwealth Fund Accounting, Inc., which
                                                                    provides bookkeeping services to the
                                                                    Company; and Chairman, Trustee and
                                                                    Treasurer of The World Insurance Trust, a
                                                                    registered investment company, since May,
                                                                    2002. Mr. Pasco is a certified public
                                                                    accountant.

                                       20
                                CSI Equity Fund

NAME, ADDRESS AND YEAR    POSITION(S) HELD     NUMBER OF FUNDS      PRINCIPAL OCCUPATION(S) DURING THE PAST      OTHER
BORN                      WITH COMPANY AND     IN COMPANY           FIVE (5) YEARS                               DIRECTORSHIPS BY
                          TENURE               OVERSEEN                                                          DIRECTORS AND
                                                                                                                 NUMBER OF FUNDS
                                                                                                                 IN THE COMPLEX
                                                                                                                 OVERSEEN

INTERESTED DIRECTORS:
NON-INTERESTED DIRECTORS:
Samuel Boyd, Jr.          Director since       9                    Retired. Manager of the Customer Services    The World
8730 Stony Point          May, 1997                                 Operations and Accounting Division of the    Insurance Trust -
Parkway                                                             Potomac Electric Power Company from          1 Fund; Satuit
Suite 205                                                           August, 1978 until April, 2005; a Trustee    Capital
Richmond, VA 23235                                                  of World Insurance Trust, a registered       Management Trust
(1940)                                                              investment company, since May, 2002; a       - 2 Funds;
                                                                    Trustee of Satuit Capital Management
                                                                    Trust, a registered investment company,
                                                                    since October, 2002 and a Trustee of
                                                                    Janus Advisors Series Trust, a registered
                                                                    investment company, from 2003 to 2005.
William E. Poist          Director since       9                    Financial and Tax Consultant through his     The World
8730 Stony Point          May, 1997                                 firm Management Consulting for               Insurance Trust -
Parkway                                                             Professionals since 1974; a Trustee of       1 Fund; Satuit
Suite 205                                                           Satuit Capital Management Trust, a           Capital
Richmond, VA 23235                                                  registered investment company, since         Management Trust
(1939)                                                              November, 2003; and a Trustee of World       - 2 Funds;
                                                                    Insurance Trust, a registered investment
                                                                    company, since May, 2002. Mr. Poist is
                                                                    also a certified public accountant.
Paul M. Dickinson         Director since       9                    President of Alfred J. Dickinson, Inc.       The World
8730 Stony Point          May, 1997                                 Realtors since April, 1971; a Trustee of     Insurance Trust -
Parkway                                                             Satuit Capital Management Trust, a           1 Fund; Satuit
Suite 205                                                           registered investment company, since         Capital
Richmond, VA 23235                                                  November, 2003; and a Trustee of World       Management Trust
(1947)                                                              Insurance Trust, a registered investment     - 2 Funds;
                                                                    company, since May, 2002.
OFFICERS:
* Leland H. Faust         President of the     N/A                  President of CSI Capital Management,         N/A
600 California Street     CSI Equity Fund                           Inc., a registered investment adviser,
18th Floor                series since                              since 1978. Partner in the law firm
San Francisco, CA         October, 1997                             Taylor & Faust since September, 1975.
94108
(1946)


                                       21
                                CSI Equity Fund

NAME, ADDRESS AND YEAR    POSITION(S) HELD     NUMBER OF FUNDS      PRINCIPAL OCCUPATION(S) DURING THE PAST      OTHER
BORN                      WITH COMPANY AND     IN COMPANY           FIVE (5) YEARS                               DIRECTORSHIPS BY
                          TENURE               OVERSEEN                                                          DIRECTORS AND
                                                                                                                 NUMBER OF FUNDS
                                                                                                                 IN THE COMPLEX
                                                                                                                 OVERSEEN

INTERESTED DIRECTORS:
* Jeffrey W. Taylor       Vice President of    N/A                  Chief Operating Officer of Dividend          N/A
518 17th Street           the Company and                           Capital Investments, LLC (investment
Suite 1200                President of the                          adviser) since December, 2005; Vice
Denver, CO 80202          Dividend Capital                          President of Business Services from
(1973)                    Realty Income                             February, 2004 to December, 2005; Product
                          Fund series since                         Manager, INVESCO Inc. from July, 2003 to
                          March, 2006.                              January, 2004; and manager of Marketing
                                                                    and Business Analytics, INVESCO Funds
                                                                    Group Inc. from 1999 to 2003.
Karen M. Shupe            Secretary since      N/A                  Managing Director of Fund Operations,        N/A
8730 Stony Point          2005 and                                  Commonwealth Shareholder Services, Inc.
Parkway,                  Treasurer since                           since 2003; Financial Reporting Manager,
Suite 205                 2006                                      Commonwealth Shareholder Services, Inc.,
Richmond, VA 23235                                                  from 2001 to 2003.
(1964)
David D. Jones, Esq.      Chief Compliance     N/A                  Co-founder and Managing Member of Drake      N/A
230 Spring Hills Drive    Officer                                   Compliance, LLC (compliance consulting)
Suite 340                                                           since 2004; founder and controlling
Spring, TX 77380                                                    shareholder of David Jones & Associates
(1957)                                                              (law firm) since 1998; President and
                                                                    Chief Executive Officer of Citco Mutual
                                                                    Fund Services, Inc. from 2001 to 2003.


(1)Mr. Pasco is considered to be an "interested person" of the Company, as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, the adviser to the Eastern European Equity Fund; (3) he is a managing member of the Third Millennium Investment Advisors, LLC, which serves as the investment adviser to the Third Millennium Russia Fund;
(4) he owns FDCC, the principal underwriter of the Company; and (5) he owns or controls several of the Company's service providers, including Commonwealth Shareholder Services, Inc., the Company's Administrator, Commonwealth Fund Accounting, pricing agent, and Commonwealth Fund Services, Inc., the Company's Transfer and Disbursing Agent.
                                       22
                                CSI Equity Fund

SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the Operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
                                       23
                                CSI Equity Fund

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                                       24
                                CSI Equity Fund

                      [THIS PAGE INTENTIONALLY LEFT BLANK]














                                       25
                                CSI Equity Fund

INVESTMENT ADVISER:

CSI Capital Management, Inc.
600 California Street, 18th Floor
San Francisco, CA 94108

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

TRANSFER AGENT:

For account information, wire purchase or redemptions, call or write to CSI Equity Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

MORE INFORMATION:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call CSI Funds at (800) 527-9525, Toll Free or visit our website at www.theworldfunds.com.

THIRD MILLENNIUM RUSSIA FUND
ANNUAL LETTER TO SHAREHOLDERS
FOR THE FISCAL YEAR ENDED AUGUST 31, 2008

Your Fund ended what had been shaping up as an okay year, in the red, down 4.74% for the fiscal year ended August 31st. It is hard to remember that, as of the end of the 2nd calendar quarter, June 30th, we were up 8% year to date as the #2 Emerging Markets fund in the U.S. For the three year period ended August 31st, we were up 14.56% per year; for the five year period, 25.66% per year; and 29.43% per year since inception.

After this calamitous, but recent, period, I want to lead off by letting you know that I have significantly increased my personal investment in our Fund. In short, I view the current depressed valuations as an extraordinary buying opportunity.

The financial crisis that has ravaged stock markets globally now threatens Russia's financial sector and its broader economy. If the Russian economy demonstrates resilience in its biggest test since 1998, and if the government offers proper policy responses, on which they have made a good start by reducing the export oil tax and opening the Central Bank window, it would go a long way toward securing the country's long-term economic development and investment appeal.

Let's begin with some observations:

.. As of this writing, the country's benchmark RTS Index has fallen over 50 percent year-to-date; it fell 36 percent in September alone, making it one of the worst performers globally. The global macro issues - the liquidity crunch and the falling commodity prices - as well as the increased concern about Russia's political risks were the fundamental reasons for the sell-off, while the apparently indiscriminate liquidation by funds and leveraged investors added fuel to the fire.

.. At the beginning of the calendar year, Russia's aggregate P/E was 12x. Today it is approximately 4x. Russia now trades at a significant discount to the other BRIC countries: Brazil, China and India.

.. Clearly, valuations in Russia - and notably those of the companies in our portfolio - look to me to be very cheap, and we are seeing the BEST MACROECONOMIC FUNDAMENTALS IN YEARS:

   - Real GDP growth currently is running at 8% in 2008; retail growing at 20%

   - 85 million people are qualifying as Middle Class: the largest group in Europe

   - There are no sub-prime mortgages in Russia. The consumers, the companies and the country: each is under-leveraged!

   - Earnings are forecasted to grow 67% in the next year - faster than Brazil, India or China.

   - Central Bank reserves approach $600 billion: 3rd highest after Japan & China. The Government's budget surplus should continue even if oil falls below $50.

In short, based upon fundamentals, the market appears to be dramatically oversold.

OUR COMPANIES. TO BE MORE SPECIFIC, MANY WORLD-CLASS RUSSIAN COMPANIES IN THE CONSUMER, OIL & GAS, FINANCIAL SERVICES, TELECOM, METALS AND MINING SECTORS ARE TRADING AT SIGNIFICANT DISCOUNTS TO THEIR GLOBAL PEERS. OUR PORTFOLIO IS CONSTRUCTED TO BENEFIT FROM THE POWERFUL FORCES OF THE UNDER-LEVERAGED AND UNDERSERVED CONSUMER, NATURAL RESOURCE DEMANDS FROM EMERGING GIANTS SUCH AS CHINA AND INDIA AND THE MASSIVE INFRASTRUCTURE COMMITMENTS PROJECTED TO INCLUDE SOVEREIGN FUNDS, AS WELL AS PRIVATE INVESTORS, FOR THE INDEFINITE FUTURE.

INFLATION CONCERN. AS YOU KNOW, THIS HAS BEEN MY CONCERN THIS YEAR. ON THE PLUS SIDE, FALLING COMMODITY PRICES AND RISING FOCUS ON COSTS BY MAJOR RUSSIAN COMPANIES SEEM TO BE REDUCING INFLATION TO A MORE MANAGEABLE NUMBER. AND WHILE DECOUPLING FROM THE FORTUNES OF THE U.S. ECONOMY OR BROADER GLOBAL ECONOMIC MODELS IS IMPOSSIBLE IN THESE JITTERY MARKETS, I BELIEVE THE RESILIENCE OF THE RUSSIAN ECONOMY AND CORPORATE EARNINGS WILL ULTIMATELY BE RECOGNIZED BY INVESTORS.

THE ELEPHANT IN THE ROOM. MASSIVE COLUMN INCHES HAVE BEEN WRITTEN ABOUT THE GEORGIAN CONFLICT, AND I WILL NOT ATTEMPT TO SUMMARIZE THESE ANALYSES HERE. SUFFICE IT TO SAY THAT BAD PR OVER PERENNIAL POLITICAL CONFLICTS HAS BEEN SUPPLANTED BY AN ACTUAL MILITARY ENGAGEMENT. THE BEST I HAVE SEEN IS STRATFOR'S GEORGE FRIEDMAN, WHICH DETAILS GEORGIA'S UNPROVOKED INCURSION INTO SOUTH OSSETIA WITH SIGNIFICANT LOSS OF LIFE FOR RUSSIAN MILITARY PERSONNEL AND THE LOCAL CIVILIAN POPULATION. US AMBASSADOR TO RUSSIA JOHN BEYRLE HAS ACKNOWLEDGED THAT RUSSIA WAS "CLEARLY JUSTIFIED" IN RESPONDING; THOUGH ITS RESPONSE WAS DISPROPORTIONATE, UNLESS... MY THOUGHT IS TO FOCUS ON THE BATTLE OF CONFLICTING STRATEGIC VISIONS: THE PRESIDENT OF GEORGIA HOPES TO STAMPEDE PRESIDENT BUSH INTO SHOE-HORNING GEORGIA INTO NATO DURING HIS SHORT TIME REMAINING IN OFFICE. THE KREMLIN'S AIR, LAND AND SEA FORCES RESPONSE WAS MEANT TO CONVEY TO NATO THAT GETTING INVOLVED IN THE CAUCUSES, GIVEN INVOLVEMENT IN THE BALKANS, IRAQ AND AFGHANISTAN, WAS NOT SOMETHING THEY WANT TO DO... READERS OF OUT OF THE RED KNOW MY ASSESSMENT OF THE KREMLIN'S PR ABILITIES TO GET ITS VIEWPOINT ACROSS, EVEN WHEN/IF IT HAS A VALID VISION.

RECOVERY. THE BOTTOM LINE IS THAT OVER TIME, MARKETS WITH STRONG FUNDAMENTALS AND LOW VALUATIONS, SUCH AS RUSSIA, GENERALLY RECOVER AFTER CORRECTIONS. THE HYSTERICAL FORCED-SELLING IN SEPTEMBER COULD BE THE HARBINGER THAT THE MARKET'S TRUE BOTTOM IS APPROACHING.

Thank you for your continuing support.

John T. Connor, Jr.

Portfolio Manager

Third Millennium Russia Fund

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT ADVISOR AND ARE NOT INTENDED AS A FORECAST OR INVESTMENT RECOMMENDATIONS. THE INDEXES MENTIONED ARE NOT AVAILABLE FOR INVESTMENT.

                      COMPARISON OF $10,000 INVESTMENT IN
                      THIRD MILLENNIUM RUSSIA FUND CLASS A
                               VS. THE RTS INDEX


                      [ CLASS A SALES LOAD CHART Graphic ]


                                10/1/98         8/31/99         8/31/00         8/31/01         8/31/02         8/31/03
Third Millennium Russia Fund    10,000          13,000          25,000          21,000          26,000          40,000
The RTS Index                   10,000          25,000          58,000          50,000          81,000          56,000

     Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

                                8/31/04         8/31/05         8/31/06         8/31/07         8/31/08
Third Millennium Russia Fund    53,000          83,000          111,000         132,000         125,465
The RTS Index                   142,000         214,000         396,000         466,000         399,743

     Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.


                                                                                                    CLASS A SHARES
                                                                                    -----------------------------------------------


                                                                                                         AVERAGE ANNUAL RETURN
                                                                                                    -------------------------------
                                                                                      TOTAL RETURN       FIVE YEARS           SINCE
                                                                                          ONE YEAR           ENDED       INCEPTION
                                                                                            ENDED         8/31/2008   10/1/1998 TO
                                                                                         8/31/2008                        8/31/2008
                                                                                    --------------   --------------  --------------
THIRD MILLENNIUM RUSSIA FUND                                                              (10.33%)           24.49%          29.03%
RTS INDEX                                                                                 (14.26%)           48.11%          45.02%


     Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.


The RTS Index is a capitalization-weighted index that is calculated in U.S. dollars. The index tracks the performance of Russia's most active stocks traded on the RTS.(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                      COMPARISON OF $10,000 INVESTMENT IN
                      THIRD MILLENNIUM RUSSIA FUND CLASS C
                               VS. THE RTS INDEX


                      [ CLASS C COMPARISON CHART Graphic ]


                                12/03/03        8/31/04         8/31/05         8/31/06         8/31/07         8/31/08
Third Millennium Russia Fund    10,000          11,000          16,000          21,000          25,000          23,472
The RTS Index                   10,000          11,000          17,000          30,000          35,000          30,012



     Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.




                                                                                                            CLASS C SHARES
                                                                                                    -------------------------------


                                                                                                       TOTAL RETURN  AVERAGE ANNUAL
                                                                                                           ONE YEAR          RETURN
                                                                                                             ENDED            SINCE
                                                                                                          8/31/2008      INCEPTION
                                                                                                                     12/03/2003 TO
                                                                                                                         08/31/2008
                                                                                                     --------------  --------------
THIRD MILLENNIUM RUSSIA FUND                                                                                (7.64%)          19.67%
RTS INDEX                                                                                                  (14.26%)          26.03%


     Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.


The RTS Index is a capitalization-weighted index that is calculated in U.S. dollars. The index tracks the performance of Russia's most active stocks traded on the RTS.(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                      COMPARISON OF $10,000 INVESTMENT IN
                      THIRD MILLENNIUM RUSSIA FUND CLASS I
                               VS. THE RTS INDEX


                      [ CLASS I COMPARISON CHART Graphic ]


                                1/30/04         8/31/04         8/31/05         8/31/06         8/31/07         8/31/08
Third Millennium Russia Fund    10,000          10,000          17,000          24,000          28,000          26,982
The RTS Index                   10,000          10,000          14,000          27,000          31,000          26,937

     Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.




                                                                                                            CLASS I SHARES
                                                                                                    -------------------------------


                                                                                                       TOTAL RETURN  AVERAGE ANNUAL
                                                                                                           ONE YEAR          RETURN
                                                                                                             ENDED            SINCE
                                                                                                         08/31/2008      INCEPTION
                                                                                                                      1/30/2004 TO
                                                                                                                            8/31/08
                                                                                                     --------------  --------------
THIRD MILLENNIUM RUSSIA FUND                                                                                (4.21%)          24.13%
RTS INDEX                                                                                                  (14.26%)          24.09%


     Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.


The RTS Index is a capitalization-weighted index that is calculated in U.S. dollars. The index tracks the performance of Russia's most active stocks traded on the RTS.(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

THIRD MILLENNIUM RUSSIA FUND

FUND EXPENSES EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or contingent deferred sales charges on certain redemptions made within 360 days of purchase and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2008 and held for the six months ended August 31, 2008.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                                             EXPENSES PAID DURING
                                                                                                                    PERIOD*
                                                    BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE       MARCH 1, 2008 THROUGH
CLASS A                                                  MARCH 1, 2008               AUGUST 31, 2008            AUGUST 31, 2008

ACTUAL                                                              $ 1,000                    $ 814.30                   $  12.54
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)                            $ 1,000                  $ 1,011.25                   $  13.90


                                                                                                             EXPENSES PAID DURING
                                                                                                                    PERIOD*
                                                    BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE       MARCH 1, 2008 THROUGH
CLASS C                                                  MARCH 1, 2008               AUGUST 31, 2008            AUGUST 31, 2008


Actual                                                                $ 1,000                   $ 812.70                    $ 15.95
Hypothetical (5% return before expenses)                              $ 1,000                 $ 1,007.50                    $ 17.66



                                                                                                             EXPENSES PAID DURING
                                                                                                                    PERIOD*
                                                    BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE       MARCH 1, 2008 THROUGH
CLASS I                                                  MARCH 1, 2008               AUGUST 31, 2008            AUGUST 31, 2008


Actual                                                                $ 1,000                   $ 818.60                    $ 11.43
Hypothetical (5% return before expenses)                              $ 1,000                 $ 1,012.50                    $ 12.65


* Expenses are equal to the Fund's annualized expense ratio of 2.75% for Class A; 3.50% for Class C and 2.50% for Class I, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.


                          THIRD MILLENNIUM RUSSIA FUND
      PORTFOLIO HOLDINGS, BY INDUSTRY SECTOR, AS PERCENTAGE OF NET ASSETS
                             AS OF AUGUST 31, 2008



                         [ PORTFOLIO HOLDINGS Graphic ]

Agriculture/Chemicals                   15.77%
Cellular Telecommunication              8.06%
Construction                            2.60%
Consumer                                14.80%
Financial                               6.69%
Gas Distribution                        8.49%
Natural Resources                       8.71%
Oil Distribution                        11.19%
Steel                                   8.76%
Transportation                          2.56%
Utilities                               8.81%
Wireline Telecommunications             2.12%

                          THIRD MILLENNIUM RUSSIA FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2008


   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                COMMON STOCK:                                                                              96.04%

                AGRICULTURE/CHEMICALS:                                                                     15.52%
   40,000       Acron-Board                                                                                             $ 2,800,000
    6,592       Silvinit Preferred *                                                                                      4,284,800
   20,000       Stirol Concern ADR                                                                                          310,919
   200,000      Uralkaliy                                                                                                 8,600,000
                                                                                                                     --------------
                                                                                                                         15,995,719
                                                                                                                     --------------

                CELLULAR TELECOMMUNICATION:                                                                 7.94%
   56,000       Mobile Telesystems ADR                                                                                    3,808,000
   185,000      Vimpel Communications ADR*                                                                                4,370,625
                                                                                                                     --------------
                                                                                                                          8,178,625
                                                                                                                     --------------

                CONSTRUCTION:                                                                               2.56%
  1,000,000     Russian Infrastructure*                                                                                   1,093,270
    6,000       Sibirskiy Cement Board *                                                                                    930,000
   10,000       Strabag SE-BR *                                                                                             618,612
                                                                                                                     --------------
                                                                                                                          2,641,882
                                                                                                                     --------------

                CONSUMER:                                                                                  14.58%
  2,500,000     Bohdan Automobile Plan*                                                                                     267,380
   68,667       DataArt Enterprises, Inc. 144A*(1)                                                                          699,998
   21,450       IBS Group Holding GDR                                                                                       534,796
   63,882       Kalina Concern GDR 144A                                                                                   1,817,443
   100,000      KDD Group NV-W/I*                                                                                           154,598
   65,000       Magnit OJSC Spon GDR*                                                                                       747,500
   172,250      Mirland Development Corp.*                                                                                  737,794
   138,352      Open Investments GDR*                                                                                     4,232,713
    7,500       RBC Information Systems*                                                                                    205,500
    6,000       Rosinter Restaurants Holding*                                                                               240,000
   100,000      Sistema Hals GDR 144A                                                                                       450,000
   60,000       Sollers                                                                                                   2,700,000
   55,000       TMM Real Estate GDR*                                                                                        669,503
    8,000       Wimm Bill Dann Foods ADR*                                                                                   558,000
   36,664       X-5 Retail Group *                                                                                          999,094
                                                                                                                     --------------
                                                                                                                         15,014,319
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                FINANCIAL:                                                                                  6.59%
   15,000       Raiffeisen International Bank                                                                           $ 1,649,705
  2,200,000     Sberbank RF*                                                                                              5,137,000
                                                                                                                     --------------
                                                                                                                          6,786,705
                                                                                                                     --------------

                GAS DISTRIBUTION:                                                                           8.37%
   45,000       Gazprom OAO Spon ADR                                                                                      1,755,000
   85,000       Novatek OAO Spon GDR                                                                                      6,120,000
   183,554      Teton Energy Corporation*                                                                                   743,394
                                                                                                                     --------------
                                                                                                                          8,618,394
                                                                                                                     --------------

                NATURAL RESOURCES:                                                                          8.58%
   20,000       Belon*                                                                                                    2,900,000
   248,000      Ferrexpo                                                                                                  1,158,103
   160,000      Norilsk ADR                                                                                               3,161,600
   12,000       Verkhanaya Salda Metal*                                                                                   1,620,000
                                                                                                                     --------------
                                                                                                                          8,839,703
                                                                                                                     --------------

                OIL DISTRIBUTION:                                                                          11.02%
   25,000       Gazprom Neft Spon ADR                                                                                       576,250
   72,250       Kazmunaigas ADR*                                                                                          1,672,588
   100,000      Lukoil Oil Co. ADR                                                                                        7,425,000
   100,000      Rosneft Oil GDR                                                                                             853,000
    8,000       Tatneft Spon GDR                                                                                            828,000
                                                                                                                     --------------
                                                                                                                         11,354,838
                                                                                                                     --------------

                STEEL:                                                                                      8.63%
   38,000       Evraz Group SA GDR                                                                                        2,869,000
   100,000      Mechel Steel Group                                                                                        2,712,500
   65,000       Novolipetsk Steel GDR 144A                                                                                2,500,550
    8,500       Severstal GDR                                                                                               143,650
   25,000       TMK - GDR*                                                                                                  662,500
                                                                                                                     --------------
                                                                                                                          8,888,200
                                                                                                                     --------------

                TRANSPORTATION:                                                                             2.52%
    8,800       Aeroflot                                                                                                  2,598,200
                                                                                                                     --------------

                UTILITIES:                                                                                  7.64%
 45,455,000     Federal Grid Co. Unified Energy System Spon GDR*                                                            609,097
  4,770,000     MRSK Holding*                                                                                               666,369
  1,737,954     Rengen SHS*(2)                                                                                            4,874,544



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


                UTILITIES (continued):
 25,052,902     RusHydro*                                                                                               $ 1,716,124
      1         TGK 10 OAO Spon GDR*                                                                                              4
                                                                                                                     --------------
                                                                                                                          7,866,138
                                                                                                                     --------------

                WIRELINE TELECOMMUNICATION:                                                                 2.09%
   300,000      Comstar GDR                                                                                               2,070,000
    6,000       Far East Telecom ADR                                                                                         81,000
                                                                                                                     --------------
                                                                                                                          2,151,000
                                                                                                                     --------------

                TOTAL COMMON STOCK (COST: $92,170,016)                                                                   98,933,723
                                                                                                                     --------------

                WARRANTS:                                                                                   2.64%
     525        Deutsche Bank WTS 12/31/2009* (2)                                                                         2,717,530
                                                                                                                     --------------

                TOTAL WARRANTS (COST: $2,717,530)                                                                         2,717,530
                                                                                                                     --------------

                TOTAL SECURITIES (COST: $94,887,546)                                                       98.68%       101,651,253
                Other assets, net of liabilities                                                            1.32%         1,357,166
                                                                                                    -------------    --------------

                NET ASSETS                                                                                100.00%     $ 103,008,419

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)

(1) Restricted Security. The aggregate value of such security is 0.6% of net assets and it has been fair valued under procedures established by the Fund's Board of Directors.

(2) Security for which market quotations are not readily available. The aggregate value of such securities is 7.4% of net assets and it has been fair valued under procedures established by the Fund's Board of Directors.

ADR- Security represented is held by the custodian bank in the form of American Depositary Receipts.

GDR- Security represented is held by the custodian bank in the form of Global Depositary Receipts.


See Notes to Financial Statements


THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2008


ASSETS
  Investments at value (identified cost of $94,887,546) (Note 1)                                                      $ 101,651,253
  Cash and cash equivalents                                                                                                 436,826
  Dividends receivable                                                                                                      969,070
  Receivable for capital stock sold                                                                                         461,123
  Prepaid expenses                                                                                                           42,917
                                                                                                                     --------------
    TOTAL ASSETS                                                                                                        103,561,189
                                                                                                                     --------------

LIABILITIES
  Payable for capital stock redeemed                                                                                        396,926
  Accrued advisor fees                                                                                                       19,400
  Accrued 12b-1 fees                                                                                                         43,777
  Accrued administrative and transfer agent fees                                                                             13,706
  Accrued accounting fees                                                                                                    15,247
  Accrued custody fees                                                                                                       62,604
  Other accrued expenses                                                                                                      1,110
                                                                                                                     --------------
    TOTAL LIABILITIES                                                                                                       552,770
                                                                                                                     --------------

NET ASSETS                                                                                                            $ 103,008,419
                                                                                                                     ==============
  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 2,172,690 $0.01 par value shares of beneficial interest outstanding                    $ 83,996,217
  Accumulated net realized gain (loss) on investments and foreign currency transactions                                  12,253,133
  Net unrealized appreciation (depreciation) of investments and foreign currency transactions                             6,759,069
                                                                                                                     --------------
  NET ASSETS                                                                                                          $ 103,008,419
                                                                                                                     ==============

NET ASSET VALUE PER SHARE
CLASS A
  ($78,375,098 / 1,661,263 shares outstanding; 20,000,000 authorized)                                                       $ 47.18
                                                                                                                     ==============
MAXIMUM OFFERING PRICE PER SHARE ($47.18 X 100/94.25)                                                                       $ 50.06
                                                                                                                     ==============
CLASS C
  ($4,164,360 / 92,396 shares outstanding; 15,000,000 authorized)                                                           $ 45.07
                                                                                                                     ==============
CLASS I
  ($20,468,961 / 419,031 shares outstanding; 15,000,000 authorized)                                                         $ 48.85
                                                                                                                     ==============


See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF OPERATIONS


YEAR ENDED AUGUST 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Interest                                                                                                                 $ 68,454
  Dividend (net of $357,437 foreign taxes withheld)                                                                       2,062,217
                                                                                                                     --------------
    Total investment income                                                                                               2,130,671
                                                                                                                     --------------

EXPENSES
  Investment advisory fees (Note 2)                                                                                       2,101,956
  12b-1 fees, Class A (Note 2)                                                                                              256,081
  12b-1 and service fees, Class C (Note 2)                                                                                   49,706
  Recordkeeping and administrative services (Note 2)                                                                        240,316
  Custody fees                                                                                                              385,928
  Accounting fees                                                                                                            63,936
  Professional fees                                                                                                          52,541
  Compliance fees                                                                                                             7,784
  Filing and registration fees (Note 2)                                                                                      41,574
  Transfer agent fees (Note 2)                                                                                              117,387
  Shareholder servicing and reports (Note 2)                                                                                 68,264
  Miscellaneous                                                                                                              63,778
                                                                                                                     --------------
    Total expenses                                                                                                        3,449,251
  Fee waivers                                                                                                             (133,567)
                                                                                                                     --------------
  Expenses, net                                                                                                           3,315,684
                                                                                                                     --------------
    Net investment income (loss)                                                                                        (1,185,013)
                                                                                                                     --------------

REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS
    Net realized gain (loss) on investments                                                                              15,187,945
    Net realized gain (loss) on foreign currency                                                                            (7,095)
    Change in net unrealized appreciation/depreciation of investments and foreign currency translations                (23,835,205)
                                                                                                                     --------------
    Net realized and unrealized gain (loss)                                                                             (8,654,355)
                                                                                                                     --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                     $ (9,839,368)
                                                                                                                     ==============


See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                            YEAR ENDED             YEAR ENDED
                                                                                          AUGUST 31, 2008       AUGUST 31, 2007
                                                                                        ---------------------  --------------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                                                                  $ (1,185,013)           $ (684,201)
  Net realized gain (loss) on investments and foreign currency transactions                        15,180,850            13,674,674
  Change in unrealized appreciation/depreciation of investments                                  (23,835,205)             8,465,099
                                                                                        ---------------------  --------------------
  Increase (decrease) in net assets resulting from operations                                     (9,839,368)            21,455,572
                                                                                        ---------------------  --------------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gain
    Class A                                                                                      (14,604,610)          (19,270,396)
    Class C                                                                                         (759,609)             (417,567)
    Class I                                                                                         (414,690)             (402,031)
                                                                                        ---------------------  --------------------
  Net distributions                                                                              (15,778,909)          (20,089,994)
                                                                                        ---------------------  --------------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Shares sold
    Class A                                                                                        35,433,844            28,075,761
    Class C                                                                                         5,081,530             1,549,659
    Class I                                                                                        24,154,753               256,000
  Shares reinvested
    Class A                                                                                        13,375,051            18,277,012
    Class C                                                                                           726,538               387,400
    Class I                                                                                           368,506               334,194
  Shares redeemed
    Class A                                                                                      (43,102,155)          (82,374,234)
    Class C                                                                                       (2,997,831)           (1,979,954)
    Class I                                                                                       (1,975,915)             (663,873)
                                                                                        ---------------------  --------------------
  Increase (decrease) in net assets from capital share transactions                                31,064,321          (36,138,035)
                                                                                        ---------------------  --------------------

NET ASSETS
  Increase (decrease) during year                                                                   5,446,044          (34,772,457)
  Beginning of year                                                                                97,562,375           132,334,832
                                                                                        ---------------------  --------------------
END OF YEAR                                                                                     $ 103,008,419          $ 97,562,375
                                                                                        =====================  ====================


See Notes to Financial Statements


THIRD MILLENNIUM RUSSIA FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   CLASS A SHARES
                                                  ---------------------------------------------------------------------------------
                                                                               YEARS ENDED AUGUST 31,
                                                  ---------------------------------------------------------------------------------
                                                       2008(1)               2007(1)               2006(1)               2005
                                                  ------------------   ------------------    -------------------    ---------------

NET ASSET VALUE, BEGINNING OF YEAR                    $ 57.62               $ 56.35                $ 45.44              $ 35.66
                                                  -----------           -----------           ------------          -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                         (0.58)                (0.31)                 (0.75)               (0.10)
  Net realized and unrealized gain (loss) on           (0.51)                 10.45                  15.01                15.54
    investments                                   -----------           -----------           ------------          -----------
  TOTAL FROM INVESTMENT ACTIVITIES                     (1.09)                 10.14                  14.26                15.44
                                                  -----------           -----------           ------------          -----------
DISTRIBUTIONS
  Net investment income                                    --                    --                     --                   --
  Net realized gain                                    (9.36)                (8.87)                 (3.35)               (5.66)
                                                  -----------           -----------           ------------          -----------
  TOTAL DISTRIBUTIONS                                  (9.36)                (8.87)                 (3.35)               (5.66)
                                                  -----------           -----------           ------------          -----------
Paid in capital from redemption fees                     0.01                    --                     --                   --
                                                  -----------           -----------           ------------          -----------
NET ASSET VALUE, END OF YEAR                          $ 47.18               $ 57.62                $ 56.35              $ 45.44
                                                  ===========           ===========           ============          ===========

TOTAL RETURN                                          (4.86%)                19.24%                 32.82%               49.25%
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets
Ratio to average net assets (A)
  Expenses                                              2.75%                 2.86%(B)               2.89%(B)             2.75%
  Expense ratio- net                                    2.75%(C)              2.75%(C)               2.75%(C)             2.75%
  Net investment income (loss)                        (0.98%)               (0.55%)                (1.42%)              (0.28%)
Portfolio turnover rate                                47.77%                46.52%                 99.47%               87.94%
Net assets, end of year (000's)                      $ 78,375              $ 92,282              $ 127,040             $ 66,165
(A)Management fee waivers and reimbursement
of expenses reduced the expense ratio and
increased net investment income ratio by
0.11%for the year ended August 31, 2008;
0.06% for the year ended August 31, 2007;
0.41% for the year ended August 31, 2005; and
0.54% for the year ended August 31, 2004.
(B)Expense ratio has been increased to
include custodial fees which were offset by
custodian fee credits and before management
fee waivers.
(C)Expense ratio - net reflects the effect of
the management fee waivers and custodian fee
credits the fund received.
(1)Per share information has been calculated
using the average number of shares
outstanding.
THIRD MILLENNIUM RUSSIA FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CLASS A SHARES
                                                                                                                 ------------------
                                                                                                                 YEARS ENDED AUGUST
                                                                                                                         31,
                                                                                                                 ------------------
                                                                                                                        2004
                                                                                                                 ------------------


NET ASSET VALUE, BEGINNING OF YEAR                                                                                    $ 30.36
                                                                                                                  -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                                         (0.35)
  Net realized and unrealized gain (loss) on investments                                                                 9.50
                                                                                                                  -----------
  TOTAL FROM INVESTMENT ACTIVITIES                                                                                       9.15
                                                                                                                  -----------
DISTRIBUTIONS
  Net investment income                                                                                                (0.03)
  Net realized gain                                                                                                    (3.82)
                                                                                                                  -----------
  TOTAL DISTRIBUTIONS                                                                                                  (3.85)
                                                                                                                  -----------
Paid in capital from redemption fees                                                                                       --
                                                                                                                  -----------
NET ASSET VALUE, END OF YEAR                                                                                          $ 35.66
                                                                                                                  ===========

TOTAL RETURN                                                                                                           32.15%
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets
Ratio to average net assets (A)
  Expenses                                                                                                              2.76%(B)
  Expense ratio- net                                                                                                    2.75%(C)
  Net investment income (loss)                                                                                        (1.10%)
Portfolio turnover rate                                                                                               105.60%
Net assets, end of year (000's)                                                                                      $ 42,086
(A)Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.11%for the year ended August 31, 2008; 0.06% for the year ended August 31,
2007; 0.41% for the year ended August 31, 2005; and 0.54% for the year ended August 31, 2004.
(B)Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.
(C)Expense ratio - net reflects the effect of the management fee waivers and custodian fee credits the fund received.
(1)Per share information has been calculated using the average number of shares outstanding.


See Notes to Financial Statements


THIRD MILLENNIUM RUSSIA FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      CLASS C SHARES
                                                       ----------------------------------------------------------------------------
                                                                                  YEARS ENDED AUGUST 31,
                                                       ----------------------------------------------------------------------------
                                                            2008(1)             2007(1)              2006(1)              2005
                                                       -----------------   -----------------    -----------------    --------------

NET ASSET VALUE, BEGINNING OF PERIOD                      $ 55.88              $ 55.15              $ 44.83             $ 35.41
                                                       ----------           ----------           ----------          ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                             (0.98)               (0.79)               (1.16)              (0.31)
  Net realized and unrealized gain (loss) on               (0.47)                10.39                14.83               15.28
    investments                                        ----------           ----------           ----------          ----------
  TOTAL FROM INVESTMENT ACTIVITIES                         (1.45)                 9.60                13.67               14.97
                                                       ----------           ----------           ----------          ----------
DISTRIBUTIONS
  Net investment income                                        --                   --                   --                  --
  Net realized gain                                        (9.36)               (8.87)               (3.35)              (5.55)
                                                       ----------           ----------           ----------          ----------
  TOTAL DISTRIBUTIONS                                      (9.36)               (8.87)               (3.35)              (5.55)
                                                       ----------           ----------           ----------          ----------
NET ASSET VALUE, END OF PERIOD                            $ 45.07              $ 55.88              $ 55.15             $ 44.83
                                                       ==========           ==========           ==========          ==========

TOTAL RETURN                                              (5.75%)               18.56%               31.88%              48.03%
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets
Ratio to average net assets (A)
  Expenses                                                  3.50%                3.61%(B)             3.64%(B)            3.50%
  Expense ratio- net                                        3.50%(C)             3.50%(C)             3.50%(C)            3.50%
  Net investment income (loss)                            (1.73%)              (1.30%)              (2.17%)             (1.01%)
Portfolio turnover rate                                    47.77%               46.52%               99.47%              87.94%
Net assets, end of period (000's)                         $ 4,164              $ 2,664              $ 2,664               $ 396
*Commencement of operations for Class C shares was
December 3, 2003.
**Annualized
(A) Management fee waivers and reimbursement of
expenses reduced the expense ratio and increased
net investment income ratio by 0.11% for the year
ended August 31, 2008; 0.06% for the year ended
August 31, 2007; 0.41% for the year ended August
31, 2005; and by 0.54% for the year ended August
31, 2004.
(B) Expense ratio has been increased to include
custodial fees which were offset by custodian fee
credits and before management fee waivers.
(C) Expense ratio-net reflects the effect of the
management fee waivers and custodian fee credits
the Fund received.
(1) Per share information has been calculated
using the average number of shares outstanding.
THIRD MILLENNIUM RUSSIA FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  CLASS C SHARES
                                                                                                               --------------------

                                                                                                                   PERIOD ENDED
                                                                                                                 AUGUST 31, 2004*
                                                                                                               --------------------


NET ASSET VALUE, BEGINNING OF PERIOD                                                                               $ 34.32
                                                                                                                ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                                      (0.46)
  Net realized and unrealized gain (loss) on investments                                                              5.40
                                                                                                                ----------
  TOTAL FROM INVESTMENT ACTIVITIES                                                                                    4.94
                                                                                                                ----------
DISTRIBUTIONS
  Net investment income                                                                                             (0.03)
  Net realized gain                                                                                                 (3.82)
                                                                                                                ----------
  TOTAL DISTRIBUTIONS                                                                                               (3.85)
                                                                                                                ----------
NET ASSET VALUE, END OF PERIOD                                                                                     $ 35.41
                                                                                                                ==========

TOTAL RETURN                                                                                                        16.08%
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets
Ratio to average net assets (A)
  Expenses                                                                                                           3.51%** (B)
  Expense ratio- net                                                                                                 3.50%** (C)
  Net investment income (loss)                                                                                     (1.02%)**
Portfolio turnover rate                                                                                            105.60%
Net assets, end of period (000's)                                                                                    $ 146
*Commencement of operations for Class C shares was December 3, 2003.
**Annualized
(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.11% for the year ended August 31, 2008; 0.06% for the year ended August 31,
2007; 0.41% for the year ended August 31, 2005; and by 0.54% for the year ended August 31, 2004.
(B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.
(C) Expense ratio-net reflects the effect of the management fee waivers and custodian fee credits the Fund received.
(1) Per share information has been calculated using the average number of shares outstanding.


See Notes to Financial Statements


THIRD MILLENNIUM RUSSIA FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     CLASS I SHARES
                                                      -----------------------------------------------------------------------------
                                                                                 YEARS ENDED AUGUST 31,
                                                      -----------------------------------------------------------------------------
                                                           2008(1)              2007(1)              2006(1)              2005
                                                      ------------------   -----------------    -----------------    --------------

NET ASSET VALUE, BEGINNING OF PERIOD                      $ 59.03              $ 57.50              $ 45.47             $ 35.66
                                                      -----------           ----------           ----------          ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                             (0.44)               (0.22)               (0.71)                  --
  Net realized and unrealized gain (loss) on               (0.38)                10.62                16.09               15.54
    investments                                       -----------           ----------           ----------          ----------
  TOTAL FROM INVESTMENT ACTIVITIES                         (0.82)                10.40                15.38               15.54
                                                      -----------           ----------           ----------          ----------
DISTRIBUTIONS
  Net investment income                                        --                   --                   --                  --
  Net realized gain                                        (9.36)               (8.87)               (3.35)              (5.73)
                                                      -----------           ----------           ----------          ----------
  TOTAL DISTRIBUTIONS                                      (9.36)               (8.87)               (3.35)              (5.73)
                                                      -----------           ----------           ----------          ----------
NET ASSET VALUE, END OF PERIOD                            $ 48.85              $ 59.03              $ 57.50             $ 45.47
                                                      ===========           ==========           ==========          ==========

TOTAL RETURN                                              (4.21%)               19.31%               35.46%              49.61%
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets
Ratio to average net assets (A)
  Expenses                                                  2.50%                2.61%(B)             2.64%(B)            2.50%
  Expense ratio- net                                        2.50%(C)             2.50%(C)             2.50%(C)            2.50%
  Net investment income (loss)                            (0.73%)              (0.30%)              (1.17%)             (0.02%)
Portfolio turnover rate                                    47.77%               46.52%               99.47%              87.94%
Net assets, end of period (000's)                        $ 20,469              $ 2,616              $ 2,631             $ 5,887
*Commencement of operations for Class I shares
was January 30, 2004.
**Annualized
(A) Management fee waivers and reimbursement of
expenses reduced the expense ratio and increased
net investment income ratio by 0.11% for the year
ended August 31, 2008; 0.06% for the year ended
August 31, 2007; 0.41% for the year ended August
31, 2005, and by 0.54% for the year ended August
31, 2004.
(B) Expense ratio has been increased to include
custodial fees which were offset by custodian fee
credits and before management fee waivers.
(C) Expense ratio- net reflects the effect of the
management fee waivers and custodian fee credits
the fund received.
(1) Per share information has been calculated
using the average number of shares outstanding.
THIRD MILLENNIUM RUSSIA FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  CLASS I SHARES
                                                                                                               --------------------

                                                                                                                   PERIOD ENDED
                                                                                                                 AUGUST 31, 2004*
                                                                                                               --------------------


NET ASSET VALUE, BEGINNING OF PERIOD                                                                               $ 35.92
                                                                                                                ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                                      (0.14)
  Net realized and unrealized gain (loss) on investments                                                            (0.12)
                                                                                                                ----------
  TOTAL FROM INVESTMENT ACTIVITIES                                                                                  (0.26)
                                                                                                                ----------
DISTRIBUTIONS
  Net investment income                                                                                                 --
  Net realized gain                                                                                                     --
                                                                                                                ----------
  TOTAL DISTRIBUTIONS                                                                                                   --
                                                                                                                ----------
NET ASSET VALUE, END OF PERIOD                                                                                     $ 35.66
                                                                                                                ==========

TOTAL RETURN                                                                                                        11.84%
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets
Ratio to average net assets (A)
  Expenses                                                                                                           2.51%** (B)
  Expense ratio- net                                                                                                 2.50%** (C)
  Net investment income (loss)                                                                                     (0.85%)**
Portfolio turnover rate                                                                                            105.60%
Net assets, end of period (000's)                                                                                  $ 1,327
*Commencement of operations for Class I shares was January 30, 2004.
**Annualized
(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.11% for the year ended August 31, 2008; 0.06% for the year ended August 31,
2007; 0.41% for the year ended August 31, 2005, and by 0.54% for the year ended August 31, 2004.
(B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.
(C) Expense ratio- net reflects the effect of the management fee waivers and custodian fee credits the fund received.
(1) Per share information has been calculated using the average number of shares outstanding.


See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
NOTES TO THE FINANCIAL STATEMENTS
AUGUST 31, 2008
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The Third Millennium Russia Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 (Class A: 20,000,000; Class C: 15,000,000; Class I:
15,000,000) of its 1,500,000,000 shares of $.01 par value common stock. Initial outside investors purchased Class A shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Class I shares. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     The investment objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities (which includes securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock).

VALUATION

     The Fund's securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate.
     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157".) In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.

     In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operation and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend. Interest income is recorded on an accrual basis.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns. These positions must meet a "more-likely-than-not" standard that, based on the technical merits, has a more than 50% likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax expense in the current year.

     FIN 48 requires the Fund to analyze all open tax years as defined by the relevant Statute of Limitations for all major jurisdictions. Open tax years are those that are open for exam by authorities. The major tax authority for the Fund is the Internal Revenue Service. At August 31, 2008, three previous tax years are open: August 31, 2005 - August 31, 2007. The Fund has no examinations in progress. The Fund reviewed the year ended August 31, 2008 and concluded the adoption of FIN 48 resulted in no effect on the Fund's financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end August 31, 2008. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. FIN 48 was adopted by the Fund September 1, 2007.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2008, the Fund decreased accumulated net investment loss by $1,185,013 and decreased accumulated net realized gain/loss on investments and foreign currency transactions by $1,185,013.

CLASS NET ASSET VALUES AND EXPENSES

     All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

     The Fund currently offers three classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum contingent deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days. Class A shares may be purchased without a front-end sales charge through certain third-party fund "supermarkets". Class C shares include a maximum contingent deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase. Class I shares include a maximum contingent deferred sales charge of 2% on the proceeds of Class I shares redeemed within 90 days of purchase.

CURRENCY TRANSLATION

     The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, the Advisor, Third Millennium Investment Advisors LLC ("TMIA") provides investment services for an annual fee of 1.75% of the first $125 million of average daily net assets; 1.50% on assets in excess of $125 million and not more than $250 million; and, 1.25% on assets over $250 million of average daily net assets of the Fund. TMIA has contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 2.75% for Class A; 3.50% for Class C and 2.50% for Class I, of average daily net assets, respectively, through August 31, 2009. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). For the year ended August 31, 2008, the Advisor earned fees of $2,101,956, of which $133,567 were waived.

     The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of August 31, 2008 was $695,136 and expire as follows:

YEAR EXPIRING                                                                                                                AMOUNT
 ------------------------------------------------------------------------------------------------------------------  --------------

August 31, 2009                                                                                                           $ 202,729
August 31, 2010                                                                                                             225,386
August 31, 2012                                                                                                             133,454
August 31, 2013                                                                                                             133,567
                                                                                                                     --------------
                                                                                                                          $ 695,136
                                                                                                                     ==============


     FDCC acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund's shares for the year ended August 31, 2008 were $36,379. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within two years of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended August 31, 2008, the CDSC for Fund shares redeemed was $202,198.
     The Fund's Class A and Class C shares have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. For Class A shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund's Class A's average daily net assets. For Class C shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of Class C's average daily net assets, of which 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. The fees are paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the year ended August 31, 2008, $256,081 was incurred in Class A distribution fees and $49,706 was incurred in Class C distribution and shareholder servicing fees.

     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives 0.20% of average daily net assets. CSS earned and received $240,316 for its services for the year ended August 31, 2008. Additionally, the Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $41,574 of filing and registration fees expense incurred and the $68,264 of shareholder servicing and reports expense incurred, CSS received $3,795 and $3,445, respectively, for these services.

     Commonwealth Fund Services, Inc. ("CFSI") is the Fund's Transfer and Dividend Disbursing Agent. CFSI earned and received $117,387 for its services for the year ended August 31, 2008.

     Certain officers and/or an interested director of the Fund are also officers, principals and/or directors of TMIA, CSS, FDCC and CFSI.

NOTE 3 - INVESTMENTS/CUSTODY

     The cost of purchases and proceeds from sales of securities other than short-term notes for the year ended August 31, 2008, were $70,593,602 and $55,218,564, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

     The tax character of distributions paid during the year ended August 31, 2008 and the year ended August 31, 2007, respectively, was as follows:

                                                                                                YEAR ENDED               YEAR ENDED
                                                                                           AUGUST 31, 2008          AUGUST 31, 2007
                                                                                   -----------------------  -----------------------

Distributions paid from:
Ordinary income                                                                                  $ 114,693                     $ --
Long term capital gains                                                                         15,664,216               20,089,994
                                                                                   -----------------------  -----------------------
                                                                                              $ 15,778,909             $ 20,089,994
                                                                                   =======================  =======================


     As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income                                                                                       $ 444,377

Accumulated net realized gain (loss) on investments and foreign currency transactions                                    10,632,325
Unrealized appreciation (depreciation) of investments and foreign currency transactions                                   6,759,069
Post October currency loss                                                                                                  (8,581)
                                                                                                            -----------------------
                                                                                                                       $ 17,827,190
                                                                                                            =======================


     As of August 31, 2008, cost for Federal Income tax purpose is $94,887,546 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                                                                          $ 20,603,163

Gross unrealized depreciation                                                                                          (13,839,456)
                                                                                                            -----------------------
Net unrealized appreciation (depreciation) of investments                                                               $ 6,763,707
                                                                                                            =======================


NOTE 5 - CAPITAL STOCK TRANSACTIONS


                                           CLASS A SHARES                   CLASS C SHARES                  CLASS I SHARES
                                             YEAR ENDED                       YEAR ENDED                      YEAR ENDED
                                          AUGUST 31, 2008                  AUGUST 31, 2008                  AUGUST 31, 2008
                                  -------------------------------  -------------------------------  -------------------------------
                                           SHARES           VALUE           SHARES           VALUE           SHARES           VALUE
                                   --------------  --------------   --------------  --------------   --------------  --------------

Shares sold                               582,835    $ 35,433,844           84,719     $ 5,081,530          403,060    $ 24,154,753
Shares reinvested                         231,643      13,375,051           13,086         726,538            6,203         368,506
Shares redeemed                         (754,898)   (43,102,155)*         (53,079)     (2,997,831)         (34,559)     (1,975,915)
                                   --------------                   --------------  --------------   --------------  --------------
Net increase (decrease)                    59,580     $ 5,706,740           44,726     $ 2,810,237          374,704    $ 22,547,344
                                   ==============  ==============   ==============  ==============   ==============  ==============



                                           CLASS A SHARES                   CLASS C SHARES                  CLASS I SHARES
                                             YEAR ENDED                       YEAR ENDED                      YEAR ENDED
                                          AUGUST 31, 2007                  AUGUST 31, 2007                  AUGUST 31, 2007
                                  -------------------------------  -------------------------------  -------------------------------
                                           SHARES           VALUE           SHARES           VALUE           SHARES           VALUE
                                   --------------  --------------   --------------  --------------   --------------  --------------

Shares sold                               511,660    $ 28,075,761           28,953     $ 1,549,659            4,360       $ 256,000
Shares reinvested                         342,138      18,277,012            7,427         387,400            6,108         334,194
Shares redeemed                       (1,506,692)    (82,374,234)         (37,022)     (1,979,954)         (11,894)       (663,873)
                                   --------------  --------------   --------------  --------------   --------------  --------------
Net increase (decrease)                 (652,894)  $ (36,021,461)            (642)      $ (42,895)          (1,426)      $ (73,679)
                                   ==============  ==============   ==============  ==============   ==============  ==============


     *Net of redemption fees of$23,454.

NOTE 6 - INVESTMENT IN RESTRICTED SECURITIES

     Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund's investment objective and investment strategies. A
Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund's net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of August 31, 2008, the Fund was invested in the following restricted securities:

SECURITY                                         ACQUISITION DATE           SHARES            COST            VALUE % OF NET ASSETS
 ------------------------------------------------  --------------   --------------  --------------   --------------  --------------

DataArt Enterprises, Inc.                                 2/19/08           68,667       $ 728,000          699,998           0.68%


NOTE 7 - SPECIAL MEETING OF SHAREHOLDERS

     A Special Meeting of Shareholders of the Fund ("Special Meeting") was held on November 29, 2007. This Special Meeting was called to approve a new Investment Advisory Agreement (the "New Advisory Agreement") between the Fund and Third Millennium Investment Advisors, LLC (the "Advisor"). The New Advisory Agreement is identical to the previous investment advisory agreement except for technical amendments arising from changes in the dates of its execution and effectiveness. The New Advisory Agreement is necessary in order for the Advisor to undergo a change in ownership structure. The number of shares voting for approval of the New Advisory Agreement was 753,940 for (89.51%), 23,051 against (2.74%), and 65,281 abstained (7.75%). The New
Advisory Agreement became effective February 15, 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
WORLD FUNDS, INC.
RICHMOND, VIRGINIA

We have audited the accompanying statement of assets and liabilities of the Third Millennium Russia Fund, a series of The World Funds, Inc., including the schedule of investments as of August 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have nor, were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Third Millennium Russia Fund as of August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
October 29, 2008

THE WORLD FUNDS, INC.
(THE "COMPANY")
SUPPLEMENTAL INFORMATION (UNAUDITED)

Information pertaining to the directors and officers of the Fund is set forth below. The names, addresses and years of birth of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The directors who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling, toll-free, (800) 527-9525.

NAME, ADDRESS AND YEAR    POSITION(S) HELD     NUMBER OF FUNDS      PRINCIPAL OCCUPATION(S) DURING THE PAST      OTHER
BORN                      WITH COMPANY AND     IN THE COMPANY       FIVE (5) YEARS                               DIRECTORSHIPS BY
                          TENURE               OVERSEEN                                                          DIRECTORS AND
                                                                                                                 NUMBER OF FUNDS
                                                                                                                 IN THE COMPLEX
                                                                                                                 OVERSEEN

INTERESTED DIRECTORS:     * John Pasco, III            Chairman,                                             9        Treasurer and
                                        (1)         Director and                                                        Director of
                           8730 Stony Point      Treasurer since                                                       Commonwealth
                                    Parkway            May, 1997                                                        Shareholder
                                  Suite 205                                                                          Services, Inc.
                               Richmond, VA                                                                            ("CSS"), the
                                      23235                                                                               Company's
                                     (1945)                                                                          Administrator,
                                                                                                                        since 1985;
                                                                                                                      President and
                                                                                                                  Director of First
                                                                                                                   Dominion Capital
                                                                                                                    Corp. ("FDCC"),
                                                                                                                      the Company's
                                                                                                                       underwriter;
                                                                                                                      President and
                                                                                                                        Director of
                                                                                                                  Commonwealth Fund
                                                                                                                    Services, Inc.,
                                                                                                                      the Company's
                                                                                                                       Transfer and
                                                                                                                   Disbursing Agent
                                                                                                                        since 1987;
                                                                                                                      President and
                                                                                                                       Treasurer of
                                                                                                                       Commonwealth
                                                                                                                            Capital
                                                                                                                   Management, Inc.
                                                                                                                        since 1983,
                                                                                                                       President of
                                                                                                                       Commonwealth
                                                                                                                            Capital
                                                                                                                   Management, LLC,
                                                                                                                        since 1984;
                                                                                                                      President and
                                                                                                                        Director of
                                                                                                                  Commonwealth Fund
                                                                                                                  Accounting, Inc.,
                                                                                                                     which provides
                                                                                                                        bookkeeping
                                                                                                                    services to the
                                                                                                                       Company; and
                                                                                                                       Chairman and
                                                                                                                     Trustee of The
                                                                                                                    World Insurance
                                                                                                                           Trust, a
                                                                                                                         registered
                                                                                                                         investment
                                                                                                                     company, since
                                                                                                                     May, 2002. Mr.
                                                                                                                    Pasco is also a
                                                                                                                   certified public
                                                                                                                        accountant.
The World Insurance
Trust - 1 Fund


NON-INTERESTED DIRECTORS:

Samuel Boyd, Jr.             Director since                    9     Retired. Manager of the Customer Services            The World
8730 Stony Point                  May, 1997                          Operations and Accounting Division of the    Insurance Trust -
Parkway                                                                    Potomac Electric Power Company from    1 Fund and Satuit
Suite 205                                                            August, 1978 until April, 2005; a Trustee              Capital
Richmond, VA 23235                                                      of World Insurance Trust, a registered     Management Trust
(1940)                                                                  investment company, since May, 2002; a           - 2 Funds;
                                                                          Trustee of Satuit Capital Management
                                                                       Trust, a registered investment company,
                                                                         since October, 2002; and a Trustee of
                                                                     Janus Advisors Series Trust, a registered
                                                                        investment company, from 2003 to 2005.
William E. Poist             Director since                    9      Financial and Tax Consultant through his            The World
8730 Stony Point                  May, 1997                                     firm Management Consulting for    Insurance Trust -
Parkway                                                                 Professionals since 1974; a Trustee of    1 Fund and Satuit
Suite 205                                                                   Satuit Capital Management Trust, a              Capital
Richmond, VA 23235                                                        registered investment company, since     Management Trust
(1939)                                                                  November, 2003; and a Trustee of World           - 2 Funds.
                                                                      Insurance Trust, a registered investment
                                                                        company, since May, 2002. Mr. Poist is
                                                                           also a certified public accountant.
Paul M. Dickinson            Director since                    9        President of Alfred J. Dickinson, Inc.            The World
8730 Stony Point                  May, 1997                           Realtors since April, 1971; a Trustee of    Insurance Trust -
Parkway                                                                     Satuit Capital Management Trust, a    1 Fund and Satuit
Suite 205                                                                 registered investment company, since              Capital
Richmond, VA 23235                                                        November, 2003; and Trustee of World     Management Trust
(1947)                                                                Insurance Trust, a registered investment           - 2 Funds.
                                                                                     company, since May, 2002.


OFFICERS:

*Leland H. Faust           President of the                  N/A          President of CSI Capital Management,                  N/A
600 California Street       CSI Equity Fund                             Inc., a registered investment adviser,
18th Floor                     series since                                since 1978. Partner in the law firm
San Francisco, CA             October, 1997                              Taylor & Faust since September, 1975.
94108
(1946)


OFFICERS:

*Leland H. Faust           President of the                  N/A          President of CSI Capital Management,                  N/A
600 California Street       CSI Equity Fund                             Inc., a registered investment adviser,
18th Floor                     series since                                since 1978. Partner in the law firm
San Francisco, CA             October, 1997                              Taylor & Faust since September, 1975.
94108
(1946)

*Jeffrey W. Taylor        Vice President of                  N/A           Chief Operating Officer of Dividend                  N/A
518 17th Street            the Company, and                                Capital Investments LLC (investment
Suite 1200                 President of the                                adviser) since December, 2005; Vice
Denver, CO 80202           Dividend Capital                                President of Business Services from
(1973)                        Realty Income                          February, 2004 to December, 2005; Product
                          Fund series since                           Manager, INVESCO Inc. from July, 2003 to
                               March, 2006.                            January, 2004; and Manager of Marketing
                                                                         and Business Analytics, INVESCO Funds
                                                                                 Group Inc. from 1999 to 2003.
*Karen M. Shupe             Secretary since                  N/A         Managing Director of Fund Operations,                  N/A
8730 Stony Point                   2005 and                            Commonwealth Shareholder Services, Inc.
Parkway                     Treasurer since                           since 2003; Financial Reporting Manager,
Suite 205                              2006                           Commonwealth Shareholder Services, Inc.,
Richmond, VA 23235                                                                          from 2001 to 2003.
(1964)
David D. Jones, Esq.       Chief Compliance                  N/A       Co-founder and Managing Member of Drake                  N/A
230 Spring Hills Drive              Officer                            Compliance, LLC (compliance consulting)
Suite 340                                                                  since 2004; founder and controlling
Spring, TX 77380                                                       shareholder of David Jones & Associates
(1957)                                                                    (law firm) since 1998; President and
                                                                       Chief Executive Officer of Citco Mutual
                                                                        Fund Services, Inc. from 2001 to 2003.


(1) Mr. Pasco is considered to be an "interested person" as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, which serves as the investment adviser to the Eastern European Equity Fund; (3) he is a managing member of Third Millennium Investment Advisors, LLC, which serves as the investment adviser to the Third Millennium Russia Fund; (4) he owns First Dominion Capital Corp. ("FDCC"), the principal underwriter of the Company; and (5) he owns or controls several of the Company's service providers, including Commonwealth Shareholder Services, Inc., the Company's Administrator, FDCC, the Company's underwriter, and Commonwealth Fund Services, Inc., the Company's Transfer and Disbursing Agent.

SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER:

Third Millennium Investment Advisors, LLC
1185 Avenue of the Americas
32nd Floor
New York, New York 10036

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

TRANSFER AGENT:

For more information, wire purchase or redemptions, call or write to Third Millennium Russia Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

MORE INFORMATION:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525, or visit us on the web at www.theworldfunds.com.

                         ANNUAL REPORT TO SHAREHOLDERS

                          THIRD MILLENNIUM RUSSIA FUND

                       A series of The World Funds, Inc.
                         A "Series" Investment Company


                       FOR THE YEAR ENDED AUGUST 31, 2008

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are "independent," as defined by this
Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $46,250 for 2008 and $46,250 for 2007.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2008 and $0 for 2007.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $8,500 for 2008 and $8,500 for 2007.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2008 and $0 for 2007.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the CSI Equity Fund; and the Third Millennium Russia Fund.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) NA

     (c)100%

     (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2008 and $0 for 2007.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

        Schedule filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   The World Funds, Inc.

By (Signature and Title)*:      /s/John Pasco, III
                                --------------------
                                John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:        November 10, 2008



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*:      /s/John Pasco, III
                                -------------------
                                 John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:         November 10, 2008


By (Signature and Title)*:      /s/Karen Shupe
                                -------------------
                                 Karen Shupe
                                 Chief Financial Officer
                                (principal financial officer)

Date:         November 10, 2008


* Print the name and title of each signing officer under his or her signature.